DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Losses) gains on derivative financial instruments, net	$ (426)	$ 133	$ (95)
Foreign currency forward contracts | Not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Losses) gains on derivative financial instruments, net	$ (426)	$ 133	$ (95)